Other Long-term Assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Long-term Assets
Summary of other long-term assets

The following is a summary of other long-term assets (in thousands):

	December 31,	December 31,
	2014	2015
	RMB	RMB
Copyrights, licenses and domain names	108,102	190,983
Staff housing loans	63,006	77,962
Non-current deposits	8,479	25,040
Others	12,051	24,260

	191,638	318,245